Financial Instruments - Schedule of Contractual Maturity for Non-derivative Financial Liabilities with Agreed Repayment Periods (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 5,151,787,780	$ 4,829,079,147
Non-derivative financial liabilities	$ 5,151,787,780	$ 4,829,079,147
Weighted average [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest rate %	23.30%	21.70%
Not later than 1 month [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 381,820,796	$ 264,378,805
Non-derivative financial liabilities	381,820,796	264,378,805
1-3 months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	266,196,448	423,283,132
Non-derivative financial liabilities	266,196,448	423,283,132
3 months to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,367,997,486	1,678,381,825
Non-derivative financial liabilities	1,367,997,486	1,678,381,825
1 to 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,225,112,937	2,332,273,362
Non-derivative financial liabilities	2,225,112,937	2,332,273,362
3-6 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	910,660,113	130,762,023
Non-derivative financial liabilities	$ 910,660,113	$ 130,762,023